Unaudited Interim Condensed Consolidated Statements of Income	6 Months Ended
	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Revenues
Total revenues	$ 19,128,764	$ 2,462,603	$ 22,569,318
Cost of revenue
Cost of revenues	16,799,151	2,162,693	19,043,853
Gross profit	2,329,613	299,910	3,525,465
Operating expenses
General and administrative expenses	3,791,866	488,158	2,780,070
Total operating expenses	3,791,866	488,158	2,780,070
Income (Loss) from operations	(1,462,253)	(188,248)	745,395
Other income (expenses)
Interest expenses	(617)	(79)	(7,192)
Other income	147,286	18,961	24,106
Total other income (expenses), net	146,669	18,882	16,914
Income (Loss) before income tax	(1,315,584)	(169,366)	762,309
Income tax expense (credit)
Current	11,861	1,527	61,465
Deferred	(82,050)	(10,563)
Total income tax expense (credit)	(70,189)	(9,036)	61,465
Net income (loss)	$ (1,245,395)	$ (160,330)	$ 700,844
Weighted average number of ordinary shares
Basic (in Shares)	18,300,000	18,300,000	16,000,000
Diluted (in Shares)	18,300,000	18,300,000	16,000,000
Earnings (loss) per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.07)	$ (0.01)	$ 0.04
Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.07)	$ (0.01)	$ 0.04
Third parties
Cost of revenue
Cost of revenues	$ 16,164,651	$ 2,081,009	$ 18,423,853
Related parties
Cost of revenue
Cost of revenues	634,500	81,684	620,000
Cloud services and data centre managed services | Third parties
Revenues
Total revenues	13,233,426	1,703,648	15,318,480
Cloud services and data centre managed services | Related parties
Revenues
Total revenues			1,800,000
Telecommunication, consultancy and related services | Third parties
Revenues
Total revenues	$ 5,895,338	$ 758,955	$ 5,450,838